Average Annual Total Returns - FidelityOverseasFund-KPRO - FidelityOverseasFund-KPRO - Fidelity Overseas Fund	Dec. 30, 2024
Fidelity Overseas Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	20.69%
Past 5 years	10.03%
Past 10 years	6.33%
MS001
Average Annual Return:
Past 1 year	18.49%
Past 5 years	8.39%
Past 10 years	4.48%